Acquisitions and Dispositions - Summary of Credit Facilities Associated with PSA Facilities and Related Purchase Price, Debt Repaid and Net Gain on Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 01, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on Sale		$ 7,141
MED Purchase and Sale Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Principal indebtedness repaid		24,637
Purchase Price		28,500	$ 26,100
Gain/(loss) on Sale		$ 6,451
MED Purchase and Sale Agreement | Attalla | Pinecone
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fixed interest rate (as a percent)		13.50%
Principal indebtedness repaid		$ 9,696
Purchase Price		13,000
Gain/(loss) on Sale		$ 3,739
MED Purchase and Sale Agreement | College Park | Pinecone
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fixed interest rate (as a percent)		13.50%
Principal indebtedness repaid		$ 3,043
Purchase Price		7,000
Gain/(loss) on Sale		$ 3,050
MED Purchase and Sale Agreement | Quail Creek | Congressional Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument Interest Rate Effective Percentage		7.15%
Principal indebtedness repaid		$ 3,878
Purchase Price		6,100
Gain/(loss) on Sale		$ 524
MED Purchase and Sale Agreement | Quail Creek | Congressional Bank | LIBOR
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument Interest Rate Effective Percentage		4.75%
MED Purchase and Sale Agreement | Northwest | Pinecone
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fixed interest rate (as a percent)		13.50%
Principal indebtedness repaid		$ 3,011
Purchase Price		2,400
Gain/(loss) on Sale		$ (862)
MED Purchase and Sale Agreement | AdCare Property Holdings | Pinecone
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fixed interest rate (as a percent)		13.50%
Principal indebtedness repaid		$ 5,009